Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capital Expenditures Incurred but Not yet Paid	$ 31.6	$ 12.8
Interest Paid, Net	36.2	36.3	38.4
Income Taxes Paid, Net	$ 59.0	$ 47.9	$ 41.5